Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Class A, B, C and Y | INVESCO China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 148% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Chinese issuers (including Hong Kong and Macau), and in other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in China, including whether (1) it is organized under the laws of China, (2) it has a principal office in China, (3) it derives 50% or more of its total revenues from business in China, or (4) its equity securities are traded principally on a security exchange, or in an over-the-counter market, in China.

The Fund invests primarily in equity securities, depositary receipts, and participation notes. The principal types of equity securities in which the Fund invests are common and preferred stock and convertible securities.

The Fund may invest in the securities of issuers of all capitalization sizes; however, the Fund may hold a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis and top down multi-factor analysis that blends both growth at a reasonable price and value-oriented disciplines. In the security selection process, the portfolio manager will consider four main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), earnings growth and liquidity.

The portfolio manager will consider whether to sell a particular security when the issuer shows an inability to sustain clear industry leadership or competitive advantages, when the issuer loses its ability to competitively price its products or services, when the security shows a falling market share or profit margin, when the security has persistent earnings downgrades or disappointments, when the security appears overvalued, when the portfolio manager has a negative outlook for the industry, or when the portfolio manager otherwise loses confidence in the issuer’s business.

		In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Participation Notes Risk. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency or market they seek to replicate. In addition, the Fund has no rights under participation notes against the issuer of the underlying security and is subject to the creditworthiness of the issuing bank or broker-dealer.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

		Unique Economic and Political Risks of Investing in China. China remains a totalitarian country with the following risks: nationalization, expropriation, or confiscation of property, difficulty in obtaining and/or enforcing judgments, alteration or discontinuation of economic reforms, military conflicts, either internal or with other countries, inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China, and China’s dependency on the economies of other Asian countries, many of which are developing countries.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
2007	rr_AnnualReturn2007	74.94%
2008	rr_AnnualReturn2008	(52.03%)
2009	rr_AnnualReturn2009	81.94%
2010	rr_AnnualReturn2010	9.33%
2011	rr_AnnualReturn2011	(23.48%)
2012	rr_AnnualReturn2012	20.61%
2013	rr_AnnualReturn2013	11.23%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 39.04% Worst Quarter (ended September 30, 2011): -27.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.63%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C and Y | INVESCO China Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	721
3 Years	rr_ExpenseExampleYear03	1,079
5 Years	rr_ExpenseExampleYear05	1,461
10 Years	rr_ExpenseExampleYear10	2,529
1 Year	rr_ExpenseExampleNoRedemptionYear01	721
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,079
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,461
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,529
1 Year	rr_AverageAnnualReturnYear01	5.13%
5 Years	rr_AverageAnnualReturnYear05	14.05%
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Class A, B, C and Y | INVESCO China Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
1 Year	rr_ExpenseExampleYear01	756
3 Years	rr_ExpenseExampleYear03	1,088
5 Years	rr_ExpenseExampleYear05	1,545
10 Years	rr_ExpenseExampleYear10	2,682
1 Year	rr_ExpenseExampleNoRedemptionYear01	256
3 Years	rr_ExpenseExampleNoRedemptionYear03	788
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,345
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,682
1 Year	rr_AverageAnnualReturnYear01	5.37%
5 Years	rr_AverageAnnualReturnYear05	14.27%
Since Inception	rr_AverageAnnualReturnSinceInception	10.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Class A, B, C and Y | INVESCO China Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
1 Year	rr_ExpenseExampleYear01	356
3 Years	rr_ExpenseExampleYear03	788
5 Years	rr_ExpenseExampleYear05	1,345
10 Years	rr_ExpenseExampleYear10	2,866
1 Year	rr_ExpenseExampleNoRedemptionYear01	256
3 Years	rr_ExpenseExampleNoRedemptionYear03	788
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,345
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,866
1 Year	rr_AverageAnnualReturnYear01	9.39%
5 Years	rr_AverageAnnualReturnYear05	14.49%
Since Inception	rr_AverageAnnualReturnSinceInception	10.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Class A, B, C and Y | INVESCO China Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
1 Year	rr_ExpenseExampleYear01	156
3 Years	rr_ExpenseExampleYear03	483
5 Years	rr_ExpenseExampleYear05	834
10 Years	rr_ExpenseExampleYear10	1,824
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	483
5 Years	rr_ExpenseExampleNoRedemptionYear05	834
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,824
1 Year	rr_AverageAnnualReturnYear01	11.50%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.63%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.60%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2008	[1]
Class A, B, C and Y | INVESCO China Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.03%
5 Years	rr_AverageAnnualReturnYear05	13.98%
Since Inception	rr_AverageAnnualReturnSinceInception	10.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Class A, B, C and Y | INVESCO China Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.26%
5 Years	rr_AverageAnnualReturnYear05	11.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Class A, B, C and Y | INVESCO China Fund | MSCI EAFE® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Class A, B, C and Y | INVESCO China Fund | MSCI China 10/40 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.74%
5 Years	rr_AverageAnnualReturnYear05	12.97%
Since Inception	rr_AverageAnnualReturnSinceInception	10.44%
Class A, B, C and Y | INVESCO China Fund | Lipper China Region Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.98%
5 Years	rr_AverageAnnualReturnYear05	16.04%
Since Inception	rr_AverageAnnualReturnSinceInception	10.01%

[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.